DISPOSAL OF EQUITY INTEREST (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	May 05, 2022	Dec. 31, 2022	Dec. 22, 2022	Nov. 16, 2022	Nov. 11, 2021
IfrsStatementLineItems [Line Items]
Credits owed					R$ 60,000
Sale transaction	R$ 60,000
Symbolic payment		R$ 1,000
Stock Purchase And Other Agreements [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate			49.00%
Ativas Data Center S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate				19.60%
Sonda [Member]
IfrsStatementLineItems [Line Items]
Amount disbursed		60,020
Loan agreement		57,580
Amount of compensation		R$ 2,440
Axxiom Solucoes Tecnologicas S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate			51.00%